Document and Entity Information	12 Months Ended
Dec. 31, 2019 shares
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2019
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-37385
Entity Registrant Name	Baozun Inc.
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Building B, No. 1268 Wanrong Road
Entity Address, City or Town	Shanghai
Entity Address, Postal Zip Code	200436
Entity Address, Country	CN
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Amendment Flag	false
Trading Symbol	BZUN
Entity Central Index Key	0001625414
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
ADS
Security 12b Title 1	American Depositary Shares, each representingthree
Common Class A [Member]
Security 12b Title 1	Class A Ordinary Shares, par valueUS$0.0001 per share
Entity Common Stock, Shares Outstanding	174,918,929
Common Class B [Member]
Entity Common Stock, Shares Outstanding	13,300,738
Ordinary shares [Member]
Entity Common Stock, Shares Outstanding	188,219,667
Business Contact [Member]
Entity Address, Address Line One	Building B, No. 1268 Wanrong Road
Entity Address, City or Town	Shanghai
Entity Address, Postal Zip Code	200436
Entity Address, Country	CN
Contact Personnel Name	Robin Bin Lu
City Area Code	86
Local Phone Number	21 8026-6000